Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of stock options using the black-scholes model
Expected Terms (years)	Expected Volatility	Dividend Yield	Risk Free Interest Rate	Grant Date Fair Value Per share
10	126%-228%	0%	0.73%-1.65%	$9.76-$41.20

Schedule of option activity
Stock options	Shares	Weighted average exercise price	Aggregate intrinsic value (1)
Outstanding as of January 1, 2019	110,233	$18.72
Forfeited	(10,875)	-
Exercised
Outstanding as of December 31, 2019	99,358	$19.20
Forfeited	(33,000)
Exercised	-
Outstanding as of December 31, 2020	66,358	$21.82	$-
(1)	The intrinsic value of the stock options at December 31, 2020 is the amount by which the market value of the Company’s common stock of $4.15 as of December 31, 2020 exceeds the exercise price of the options.

Schedule of options outstanding and exercisable
Outstanding options			Exercisable options
Average exercise price	Number	Average remaining contractual life (years)	Average exercise price	Number	Average remaining contractual life (years)
$11.60	11,250	1.00	$11.60	11,250	1.00
$18.40	11,750	2.77	$18.40	11,750	2.77
$42.48	16,375	3.64	$42.48	16,375	3.64
$15.04	26,983	5.22	$15.04	26,983	5.22
	66,358			66,358